Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates - RMB [Member]	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of relevant exchange rates [Line Items]
Period Average RMB: USD exchange rate	7.296	7.1135	6.4434
Period Average RMB: USD exchange rate	7.0533	6.5532	6.5072